SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 21 - SUBSEQUENT EVENTS

Addendum to C-Twelve Agreement

Effective October 8, 2025, the Company entered into an addendum to the C-Twelve Agreement (the “C-Twelve Addendum”) with C-Twelve pursuant to which (i) C-Twelve approved the Company’s entry into the License Agreement with Ergon, (ii) the exclusive territory granted to the Company under the C-Twelve Agreement is expanded to comprise the United States (including all states, territories, and regions thereof), Canada and Mexico, (iii) the Company agreed to pay an additional $1 million in exclusive licensing fees for the expanded territories of Canada and Mexico, which shall be paid concurrently with the C-Twelve Loan and (iv) the Company agreed to a potential conditional fee payment to C-Twelve in 2027 based on agreed minimum amounts of liters of Verde V24 which the Company may purchase from C-Twelve. The Company is required to fund the C-Twelve Loan and the additional $1 million fee to C-Twelve (the proceeds of which are expected to be used by C-Twelve in part to enhance its Verde V24 manufacturing capability) within thirty (30) days of closing of a transaction in which the Company’s common stock becomes listed on a U.S. national exchange, provided that if such funding is not achieved by July 31, 2026, C-Twelve shall have the right, on ten (10) business days’ notice, to hold the Company in breach of the C-Twelve Agreement.

Ergon License

On October 10, 2025, Verde Renewables entered into a license agreement with Ergon (the “Ergon License”), pursuant to which the Company has granted Ergon an exclusive, non-transferable license to use, manufacture, commercialize, market, sell and distribute any product that contains or is manufactured or formed by Ergon using the Company’s proprietary cold mix biochar asphalt emulsifying agent, Verde V24, in the United States (including its territories), Canada and Mexico, in exchange for Ergon agreeing to purchase Verde V24 from the Company at a fixed price (which is inclusive of all fees associated with the license, but subject to consumer price index adjustments) for use in Ergon’s asphalt road materials products.

The Company has agreed with Ergon to an initial fifteen (15) month “go-to-market period”, during which there will be no minimum purchase requirements for Ergon’s purchases of Verde V24.  For each calendar year beginning January 1, 2027, Ergon has agreed to negotiate with the Company in good faith towards the establishment of possible minimum purchase amounts based on certain customary factors.  The Company has also agreed with Ergon that if minimum purchase amounts are agreed to for any given calendar year, the Company and Ergon will agree in good faith to new minimum purchase amounts for each subsequent year, subject to consideration of customary factors.

The Company has also agreed to provide Ergon with forty percent (40%) of its share of the carbon removal credits generated from the mixing of the final carbon sequestering BioAsphalt™  surface material, so long as:

(a) the carbon removal credits are generated from bulk mixing or packaged mixed product, and

(b) the mixing of the final BioAsphalt™ surface material includes biochar purchased from the Company.

The Ergon License additionally grants Ergon the right to use the Company’s trademarks and access to ongoing technical services to facilitate the monitoring, reporting, and verification process of each ton of carbon dioxide sequestered.

The term of the Ergon License is ten (10) years, with an automatic renewal for additional ten (10) year periods, subject to a minimum of six (6) months’ notice of cancellation prior to renewal. The Ergon License may be terminated in the event of non-payment of amounts due, initiation of bankruptcy proceedings, or under other customary terms. Additionally, Ergon may terminate the Ergon License upon sixty (60) days’ prior written notice in the event that our Chief Executive Officer, Jack Wong, or our Chief Operating Officer, Eric Bava, are removed from their respective positions with the Company for reasons other than termination for cause or voluntary resignation. The Ergon License additionally contains provisions regarding confidentiality, indemnification, and representations and warranties of the parties that are customary for such an agreement.

Ergon Private Placement

On October 31, 2025, the Company entered into a securities purchase agreement (the “Ergon Purchase Agreement”) with Ergon, pursuant to which Ergon purchased a total of 24,943,876 shares (the “Ergon Shares”) of the Company’s common stock and a warrant (the “Warrant”) to purchase 24,943,876 shares of common stock (the “Warrant Shares”), at a combined purchase price of $0.08018 per share (the “Offering Price”), which represents a five percent (5%) discount to the volume-weighted average price of the common stock for the thirty (30) trading days immediately preceding the closing of the offering of the Ergon Shares and Warrant by the Company to Ergon (the “Offering”).

The Company received gross proceeds of $2 million from the Offering, excluding proceeds, if any, from the exercise of the Warrant. The Company intends to use the proceeds of the Offering for working capital and general corporate purposes.

Under the terms of the Ergon Purchase Agreement, Ergon is prohibited from selling any shares of common stock acquired in the Offering without the Company’s prior written consent until 180 days (the “Standstill Period”) after the closing of a firm commitment public offering of the common Stock and concurrent uplisting to a national market exchange by the Company (the “Uplist”); provided that if the Uplist has not occurred by September 30, 2026, the prohibition on sales will terminate. The Ergon Purchase Agreement additionally grants Ergon (i) the right to appoint a non-voting observer to the Company’s board of directors for so long as Ergon holds one third (1/3) of the shares of common stock acquired in the Offering and so long as the Ergon License has not expired or been terminated in accordance with its terms, (ii) certain “piggyback” registration rights, whereby, subject to certain exceptions, following the Standstill Period, if the Company files a registration statement for the public offer and sale of its securities, Ergon has the right to have the Ergon Shares and Warrant Shares included in such registration statement for public resale, and (iii) subject to customary exemptions, a three (3) year right of participation in any issuance by the Company of common stock or Common Stock Equivalents (as defined in the Ergon Purchase Agreement) in a Company financing transaction, whereby Ergon has the right to participate in such transaction up to its then-current percentage holdings of the outstanding common stock as determined by dividing the number of shares of common stock then held by Ergon by the number of shares of common stock then outstanding.

The Ergon Purchase Agreement contains customary representations, warranties and agreements by the Company and Ergon, indemnification obligations of the Company, and other customary obligations of the parties. The representations, warranties and covenants contained in the Ergon Purchase Agreement were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to the Ergon Purchase Agreement and may be subject to limitations agreed upon by the contracting parties.

Dissolution of BRL and Transfer of Intellectual Property

Pursuant to an Intellectual Property Transfer Agreement dated October 15, 2025, BRL transferred to VRAP all rights, title and interest in the intellectual property known as Catalytic BioFraction Process at its carrying value of $30,192,771 as of that date. Following the completion of the transfer, BRL was administratively dissolved by being struck off the registers of the Labuan Financial Services Authority on October 19, 2025.

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2025, up through the date the Company issued the unaudited condensed consolidated financial statements.

NOTE 23 - SUBSEQUENT EVENTS

Share Issuances

On July 1, 2025, the Company issued a total of 7,744,445 restricted shares of Common Stock, comprising 4,444,445 restricted shares of Common Stock for $400,000 at $0.09 per share to one non-U.S. shareholder and 3,300,000 restricted shares of Common Stock for $264,000 at $0.08 per share to one non-U.S. shareholder and seven U.S. shareholders.

On July 1, 2025, the Company issued the second tranche of 1,000,000 of the Company’s restricted shares of Common Stock to Dr. Raymond Powell as part of the compensation package in the NIE agreement.

On July 28, 2025, the Company issued a total of 187,500 restricted shares of Common Stock for $15,000 at $0.08 per share to one U.S. shareholder.

On September 12, 2025, the Company issued a total of 5,412,500 restricted shares of Common Stock for $433,000 at a price of $0.08 per share to three non-U.S. shareholders.

Appointment of Director

Effective July 3, 2025, by resolution of the Board, Dr. Raymond Powell was appointed as a member of the board of directors of the Company.

Test Results

In July 2025, Verde Resources Inc. received encouraging preliminary performance results from the National Center for Asphalt Technology (NCAT) regarding its Cold-Mix Biochar-Asphalt test section at NCAT’s Test Track—installed in December 2024. After approximately 50,000 equivalent single axle loads (ESALs) of heavy truck traffic, the asphalt surface remained flexible and demonstrated consistent durability, particularly under low-volume roadway conditions, as confirmed by NCAT's Assistant Director for Test Track Research, Mr. Nathan Moore. This demonstration marks the world’s first deployment of a carbon‑sequestering asphalt material engineered to maintain competitive strength and flexibility for road applications. Verde announced this milestone in a press release on July 28, 2025.

In September 2025, NCAT’s latest evaluation of Verde’s cold recycling mix using 100% RAP further validated the testing results of our proprietary formulation. Laboratory testing conducted in accordance with ASTM D6927 (Marshall Stability and Flow), ASTM D6931 (Indirect Tensile Strength), and AASHTO T283 (Moisture Susceptibility) demonstrated that Verde’s cold-recycled mix not only meets but exceeds industry specifications for cold-recycled asphalt. Results showed superior cohesion, high TSR, and retained stability compared to standard cold mix benchmarks, validating its strength, durability, and moisture resistance.

Addendum to C-Twelve Agreement

Effective October 8, 2025, the Company entered into an addendum to the Joint Development Agreement (the “C-Twelve Addendum”) with C-Twelve pursuant to which (i) C-Twelve approved the Company’s entry into the License Agreement with Ergon, (ii) the exclusive territory granted to Verde under the Joint Development Agreement is expanded to comprise the United States of America (including all states, territories, and regions thereof), Canada and Mexico, (iii) the Company agreed to pay an additional $1 million in exclusive licensing fees for the expanded territories of Canada and Mexico, which shall be paid concurrently with the $2 million loan previously agreed upon under the Joint Development Agreement (the “C-Twelve Loan”) and (iv) the Company agreed to a potential conditional fee payment to C-Twelve in 2027 based on agreed to minimum amounts of liters of Verde 24 which the Company may purchase from C-Twelve. The Company is required to fund the C-Twelve Loan and the additional $1 million fee to C-Twelve (the proceeds of which are expected to be used by C-Twelve in part to enhance its Verde 24 manufacturing capability) within thirty (30) days of closing of a transaction in which our Common Stock becomes listed on a U.S. national exchange, provided that if such funding is not achieved by July 31, 2026, C-Twelve shall have the right, on ten (10) business days’ notice, to hold us in breach of the Joint Development Agreement.

Ergon License

On October 10, 2025, Verde Renewables entered into a license agreement with Ergon, pursuant to which the Company has granted Ergon an exclusive, non-transferable license to use, manufacture, commercialize, market, sell and distribute any product that contains or is manufactured or formed by Ergon using the Company’s proprietary cold mix biochar asphalt emulsifying agent, Verde V24, in the United States (including its territories), Canada and Mexico, in exchange for Ergon agreeing to purchase Verde V24 from the Company at a fixed price (which is inclusive of all fees associated with the license, but subject to consumer price index adjustments) for use in Ergon’s asphalt road materials products.

The Company has agreed with Ergon to an initial fifteen (15) month “go-to-market period”, during which there will be no minimum purchase requirements for Ergon’s purchases of Verde V24.  For each calendar year beginning January 1, 2027, Ergon has agreed to negotiate with the Company in good faith towards the establishment of possible minimum purchase amounts based on certain customary factors.  The Company has also agreed with Ergon that if minimum purchase amounts are agreed to for any given calendar year, the Company and Ergon will agree in good faith to new minimum purchase amounts for each subsequent year, subject to consideration of customary factors.

The Company has also agreed to provide Ergon with forty percent (40%) of its share of the carbon removal credits generated from the mixing of the final carbon sequestering BioAsphalt™  surface material, so long as:

(a) the carbon removal credits are generated from bulk mixing or packaged mixed product, and

(b) the mixing of the final BioAsphalt™ surface material includes biochar purchased from the Company.

The Ergon License additionally grants Ergon the right to use the Company’s trademarks and access to ongoing technical services to facilitate the monitoring, reporting, and verification process of each ton of carbon dioxide sequestered.

The term of the Ergon License is ten (10) years, with an automatic renewal for additional ten (10) year periods, subject to a minimum of six (6) months’ notice of cancellation prior to renewal. The Ergon License may be terminated in the event of non-payment of amounts due, initiation of bankruptcy proceedings, or under other customary terms. Additionally, Ergon may terminate the Ergon License upon sixty (60) days’ prior written notice in the event that our Chief Executive Officer, Jack Wong, or our Chief Operating Officer, Eric Bava, are removed from their respective positions with the Company for reasons other than termination for cause or voluntary resignation. The Ergon License additionally contains provisions regarding confidentiality, indemnification, and representations and warranties of the parties that are customary for such an agreement.

Entry into Non-binding Term Sheet for an Equity Financing

On October 10, 2025, the Company entered into a non-binding term sheet with Ergon for a $2 million investment by Ergon in the Company.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30, 2025, up through the date the Company issued the audited consolidated financial statements.